Employee Benefit Plans - Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 2,421	$ 2,337
Net plan surpluses	45	48
Net plan obligations	(490)	(478)	$ (267)
Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Net plan obligations	(72)	(81)	$ (96)
Material Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,887)	(2,787)
Fair value of plan assets	2,421	2,337
Net plan obligations	(466)	(450)
Net plan surpluses	39	44
Net plan obligations	(505)	(494)
Material Defined Benefit Plans [Member] | Funded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(2,606)	(2,502)
Fair value of plan assets	2,421	2,337
Net plan obligations	(185)	(165)
Net plan surpluses	39	44
Net plan obligations	(224)	(209)
Material Defined Benefit Plans [Member] | Unfunded Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(231)	(227)
Net plan obligations	(231)	(227)
Net plan obligations	(231)	(227)
Material Defined Benefit Plans [Member] | Other Post Employment Benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of plan obligations	(50)	(58)
Net plan obligations	(50)	(58)
Net plan obligations	$ (50)	$ (58)